BUSINESS DESCRIPTION	12 Months Ended
Dec. 31, 2020
BUSINESS DESCRIPTION [Abstract]
BUSINESS DESCRIPTION
1.	BUSINESS DESCRIPTION

Business Overview

Transportadora de Gas del Sur S.A. (“TGS” or the “Company”) is one of the companies created as a result of the privatization of Gas del Estado S.E. (“GdE”). TGS commenced operations on December 28, 1992 and it is mainly engaged in the Transportation of Natural Gas, and Production and Commercialization of natural gas Liquids (“Liquids”). TGS’s pipeline system connects major natural gas fields in southern and western Argentina with natural gas distributors and industries in those areas and in the greater Buenos Aires area. The natural gas transportation license to operate this system was exclusively granted to TGS for a period of thirty-five years (“the License”). TGS is entitled to a one-time extension of ten years provided that it has essentially met the obligations imposed by the License and by the Ente Nacional Regulador del Gas (National Gas Regulatory Body or “ENARGAS”). The General Cerri Gas Processing Complex (the “Cerri Complex”), where TGS processes natural gas by extracting liquids, was transferred from GdE along with the gas transmission assets. TGS also provides midstream services, which mainly consist of gas treatment, removal of impurities from the natural gas stream, gas compression, wellhead gas gathering and pipeline construction, operation and maintenance services. Also, telecommunications services are provided through the subsidiary Telcosur S.A. (“Telcosur”). These services consist of data transmission services through a network of digital terrestrial radio relay.

Subsequently, the corporate purpose of the Company was modified to incorporate the development of complementary activities, incidental, linked and / or derived from natural gas transportation, such as the generation and commercialization of electric power and the provision of other services for the hydrocarbon sector in general.

Major Shareholders
TGS’s controlling shareholder is Compañía de Inversiones de Energía S.A. (“CIESA”), which holds 51% of the common stock. CIESA is under joint control and in equal parts of: (i) Pampa Energía S.A. (“Pampa Energía”) with 50%; (ii) Grupo Inversor Petroquímica S.L. (member of the GIP Group, led by the Sielecki family) and PCT L.L.C. with the remaining 50%. Local and foreign investors hold the remaining ownership of TGS’s common stock.

The following table shows the organizational structure, shareholders and related parties of TGS as of December 31, 2020:

Economic context

The Company operates in an economic context whose main variables have recently had a strong volatility as a consequence of health, political and economic events both domestically and internationally.

In recent years, the Argentine scenario has not been auspicious, from the political and economic instability since 2019, which increased the degree of distrust in the financial markets, to the negative implications of the pandemic. The Argentine economy was in a recessionary process and the outbreak of the quarantine derived from the pandemic in March 2020, described in the following section, made this scenario more complex.

The main macroeconomic issues of our country are as follows:

•	The country risk level (also known as Emerging Markets Bonds Index or EMBI) as of December 31, 2020 amounted to 1368 points.

•	Cumulative inflation between January 1, 2020 and December 31, 2020 reached 36.1% (Consumer Price Index - "CPI").

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Between January 1 and December 31, 2020, the peso depreciated 41% against the U.S. dollar, according to the exchange rate of the Banco de la Nación Argentina ("BNA"). Also, as of December 31, 2020, the gap with respect to alternative U.S. dollar quotes obtained in the market was close to approximately 70%.

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The country faces certain monetary imbalances aggravated by the high level of monetary issuance as a result of the assistance measures adopted by the Government, thus putting pressure on the international reserves of the Central Bank of Argentina ("BCRA").

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Economic activity decreased in 2020. Certain sectors show greater decreases in activity including the discontinuation of operations. In addition, unemployment has increased, according to the latest information provided by the National Institute of Statistics and Census (INDEC for its acronym in Spanish).

•	The drop in economic activity and the consequent reduction in tax collection has also produced a significant fiscal imbalance.

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During 2020, Argentina successfully completed its debt swap with private creditors, which allows for a new debt cancellation program with the IMF, which is expected to take longer and may lead to tax, labor and pension reforms.

In this regard, as in other countries, the Argentine government has implemented a series of economic measures to mitigate the impact on the most vulnerable sectors and to sustain the economy:

•	The BCRA has strengthen foreign exchange controls (for further information, see "Note 16 - Financial Risk Management"), which also affect the value of foreign currency in existing alternative markets.

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The Government has announced that it will end the tariff freeze policy for electricity and natural gas public services companies, initiating a new renegotiation process of the comprehensive tariff review ("RTI"). For further information, see "Note 17 - Regulatory framework".

•	In order to stimulate exports, several decrees were issued to temporarily reduce the current export withholding tax rates. For further information, see "Note 17 - Regulatory framework."

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Several energy-related measures were defined in order to encourage production and reduce the impact on certain types of natural gas consumers. The most outstanding one refers to the establishment of the Argentine Natural Gas Production Promotion Plan - Supply and Demand Scheme 2020-2024 through Decree No. 892/2020 published on November 16, 2020 (the "Plan Gas.Ar").

•	Various tax relief measures were established through the creation of tax moratoriums.

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Several assistance programs were created for companies and individuals in order to guarantee their income, such as the Emergency Assistance Program for Work and Production ("ATP") for employers and workers affected by the health emergency and the Emergency Family Income ("IFE").

•	Dismissals without cause were prohibited and the public emergency in occupational matters and the obligation to pay a double compensation in cases of dismissal without just cause were established.

Impact of COVID-19 ("COVID") on TGS operations
So far in 2020, the spread of COVID has impacted a large number of countries with a significant level of severity. In March 2020, the World Health Organization (WHO) declared COVID a global pandemic. This brought relevant consequences including a major worldwide economic contraction whose impacts and scope are still unknown.

During this period, countries implemented a series of drastic measures including, among others, border closures and mandatory isolation of the population, paralyzing non-essential economic activity and causing a marked global economic recession. This resulted in organizations, and therefore TGS, taking similar measures to mitigate the risk to communities, employees and business operations.

While between May and August 2020, some steps to relax lockdown measures were taken in the European continent, as well as in several countries in Asia and Oceania, the main focus of the pandemic was on the American continent, where the level of infection grew steadily. However, since mid-September 2020, the number of infections has increased on the European continent, leading countries to resume certain measures that imply a retraction of the economy and an increase in volatility as a consequence of the uncertainty regarding the health situation. Meanwhile, a high level of contagion has been maintained in the Americas.

Currently, uncertainty has increased as a result of the discovery of new, more contagious strains of the virus, which has led countries to take extreme sanitary measures.

At the beginning of the pandemic, the Argentine Government implemented a series of measures aimed at reducing the circulation of the population, providing for preventive and mandatory social isolation since March 20, 2020, allowing the circulation of only those persons linked to the provision / production of essential services and products. Since that date, and although with certain flexibilities depending on the area of the country, such isolation was extended considering the epidemiological situation, until November 8, 2020 inclusive, date as from which the preventive and mandatory social distancing ("DISPO") was established, and then extended. Given the lately contagion increases, since April 8, 2021, certain social and travel restrictions were again imposed.

In order to ensure the health of its personnel, the continuity of its operations, and to preserve its financial situation, the Company's management has taken a series of measures.

Although the activities carried out by the Company are considered essential, the situations described above have had an impact on the different business segments in which it operates, but without affecting their continuity.

In the Natural Gas Transportation segment, the Argentine Government by means of Presidential Decree No. 311/2020 (the "Decree 311", as amended by Decree No. 756/2020) ordered the suspension of public service cuts for non-payment for a term of 180 days, subsequently extended for a similar term and in force until December 31, 2020, and the implementation of several measures aimed at sustaining the income of those sectors of the economy that suffer the greatest impact. Both the aforementioned and the isolation measures have implied certain delays in the receipt of collections related to this business segment which, although it has improved recently, it cannot be guaranteed that this situation will continue in time. For further information regarding the Company's tariff situation, see "Note 17 - Regulatory Framework - Regulatory Framework of the Natural Gas Transportation segment".

In the Liquids Production and Commercialization segment, during the first half of 2020 the international reference prices of the Liquids produced and commercialize by the Company were impacted after, added to the negative impact of the development of COVID on the world supply and demand of products, the member countries of the Organization of Petroleum Exporting Countries ("OPEC") and the non-OPEC+ producers ("OPEC+") did not reach an agreement regarding oil production levels, all of which generated a scenario of lower prices during that period. However, as of the last quarter of 2020 and after the end of the year, international prices recovered sharply, even surpassing the prices in effect at the end of 2019. Likewise, in the domestic market, the price of natural gas at wellhead during the year 2020 has been significantly reduced, measured in U.S. dollars, which benefits the replacement cost of the plant thermal reduction ("RTP") for processing at the Cerri Complex. These factors, among others, have allowed the 2020 operating result of this segment to be higher than the one in previous year.

As for natural gas production, in the same period there was a 9% year-on-year drop, due to the limiting effects of the preventive and mandatory social isolation on the activity, combined with a higher autumn temperature. In this context, the Government has approved the Plan Gas.Ar, which, after the first adjudication, determined an increase in the cost of natural gas at the point of entry (“PIST”) to the transportation system for thermal generation and for gas distributors.

As for the Other Services segment, in 2020 the production and the price of natural gas at wellhead in the Neuquina basin maintained the trend described at the national level. These decreases, together with the macroeconomic situation in Argentina, continue to generate uncertainty regarding the production and development of natural gas in the Vaca Muerta area.

As of the date of issuance of these Consolidated Financial Statements, it is not possible to foresee the impact or duration of such situation of volatility and uncertainty, nor the effect that the measures adopted and those that may be adopted in the future may have, but they could negatively affect the Company's results, financial situation and cash flows. However, given the Company's financial situation, it is not currently expected that the aforementioned events will affect the continuity of the business and, therefore, it is estimated that it will be able to continue to meet its financial commitments in the near future.

In this regard, the Company evaluated the impairment indicators in accordance with IAS 36, and the recoverable value tests have been performed on certain assets included in Property, Plant and Equipment ("PPE"). The disclosures related to the test performed, assets involved and the result of the test are included in Note 5.a. to these Consolidated Financial Statements.

The Company's management permanently monitors the evolution of the situations affecting its business, in order to determine the possible actions to be taken and identify the eventual impacts on its financial position and the results of its operations. The Company's financial statements should be read considering these circumstances.